Pension And OPEB Plans (Change In Project Benefit Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	$ 3,307	$ 3,201
Service cost	24	23	$ 25
Interest cost	131	134	131
Participant contributions
Assumption of liabilities
Plan amendments
Actuarial (gain) loss	201	106
Benefits paid	(163)	(157)
Projected benefit obligation at end of year	3,500	3,307	3,201
Accumulated benefit obligation at end of year	3,387	3,213
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	1,116	1,088
Service cost	7	7	7
Interest cost	47	49	43
Participant contributions	19	17
Assumption of liabilities		7
Plan amendments	(78)
Actuarial (gain) loss	154	10
Benefits paid	(67)	(62)
Projected benefit obligation at end of year	1,198	1,116	$ 1,088
Accumulated benefit obligation at end of year